Business Segments (Details) (USD $)	12 Months Ended																								3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Retail Financial Services [Member]	Dec. 31, 2009 Retail Financial Services [Member]	Dec. 31, 2008 Retail Financial Services [Member]	Dec. 31, 2010 Investment Bank [Member]	Dec. 31, 2009 Investment Bank [Member]	Dec. 31, 2008 Investment Bank [Member]	Dec. 31, 2010 Card Services and Auto [Member]	Dec. 31, 2009 Card Services and Auto [Member]	Dec. 31, 2008 Card Services and Auto [Member]	Dec. 31, 2010 Commercial Banking [Member]	Dec. 31, 2009 Commercial Banking [Member]	Dec. 31, 2008 Commercial Banking [Member]	Dec. 31, 2010 Reconciling Items [Member]	Dec. 31, 2009 Reconciling Items [Member]	Dec. 31, 2008 Reconciling Items [Member]	Dec. 31, 2010 Treasury & Securities Services [Member]	Dec. 31, 2009 Treasury & Securities Services [Member]	Dec. 31, 2008 Treasury & Securities Services [Member]	Dec. 31, 2010 Asset Management [Member]	Dec. 31, 2009 Asset Management [Member]	Dec. 31, 2008 Asset Management [Member]	Dec. 31, 2008 Corporate/Private Equity [Member]	Dec. 31, 2010 Corporate/Private Equity [Member]	Dec. 31, 2009 Corporate/Private Equity [Member]	Dec. 31, 2008 Corporate/Private Equity [Member]	Sep. 25, 2008 Washington Mutual [Member]
Segment results and reconciliation [Abstract]
Noninterest revenue				$ 11,227,000,000	$ 11,414,000,000	$ 8,745,000,000	$ 18,253,000,000	$ 18,522,000,000	$ 2,051,000,000	$ 4,278,000,000	$ 3,706,000,000	$ 3,329,000,000	$ 2,200,000,000	$ 1,817,000,000	$ 1,481,000,000	$ (1,866,000,000)	$ (67,000,000)	$ 1,883,000,000	$ 4,757,000,000	$ 4,747,000,000	$ 5,196,000,000	$ 7,485,000,000	$ 6,372,000,000	$ 6,066,000,000		$ 5,359,000,000	$ 2,771,000,000	$ (278,000,000)
Net interest income				17,220,000,000	18,383,000,000	12,410,000,000	7,964,000,000	9,587,000,000	10,284,000,000	16,194,000,000	19,493,000,000	15,510,000,000	3,840,000,000	3,903,000,000	3,296,000,000	(403,000,000)	(8,267,000,000)	(7,524,000,000)	2,624,000,000	2,597,000,000	2,938,000,000	1,499,000,000	1,593,000,000	1,518,000,000		2,063,000,000	3,863,000,000	347,000,000
Total net revenue				28,447,000,000	29,797,000,000	21,155,000,000	26,217,000,000	28,109,000,000	12,335,000,000	20,472,000,000	23,199,000,000	18,839,000,000	6,040,000,000	5,720,000,000	4,777,000,000	(2,269,000,000)	(8,334,000,000)	(5,641,000,000)	7,381,000,000	7,344,000,000	8,134,000,000	8,984,000,000	7,965,000,000	7,584,000,000		7,422,000,000	6,634,000,000	69,000,000
Provision for credit losses				8,919,000,000	14,754,000,000	9,033,000,000	(1,200,000,000)	2,279,000,000	2,015,000,000	8,570,000,000	19,648,000,000	10,931,000,000	297,000,000	1,454,000,000	464,000,000	0	(6,443,000,000)	(3,612,000,000)	(47,000,000)	55,000,000	82,000,000	86,000,000	188,000,000	85,000,000		14,000,000	80,000,000	1,981,000,000
Credit reimbursement (to)/from TSS	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	121,000,000	121,000,000	121,000,000	(121,000,000)	(121,000,000)	(121,000,000)	0	0	0		0	0	0
Noninterest expense	61,196,000,000	52,352,000,000	43,500,000,000	16,483,000,000	15,512,000,000	10,877,000,000	17,265,000,000	15,401,000,000	13,844,000,000	7,178,000,000	6,617,000,000	6,340,000,000	2,199,000,000	2,176,000,000	1,946,000,000	0	0	0	5,604,000,000	5,278,000,000	5,223,000,000	6,112,000,000	5,473,000,000	5,298,000,000		6,355,000,000	1,895,000,000	(28,000,000)
Income/(loss) before income tax expense/(benefit) and extraordinary gain	24,859,000,000	16,067,000,000	2,773,000,000	3,045,000,000	(469,000,000)	1,245,000,000	10,152,000,000	10,429,000,000	(3,524,000,000)	4,724,000,000	(3,066,000,000)	1,568,000,000	3,544,000,000	2,090,000,000	2,367,000,000	(2,148,000,000)	(1,770,000,000)	(1,908,000,000)	1,703,000,000	1,890,000,000	2,708,000,000	2,786,000,000	2,304,000,000	2,201,000,000		1,053,000,000	4,659,000,000	(1,884,000,000)
Income tax expense/(benefit)				1,317,000,000	(134,000,000)	542,000,000	3,513,000,000	3,530,000,000	(2,349,000,000)	1,852,000,000	(1,273,000,000)	611,000,000	1,460,000,000	819,000,000	928,000,000	(2,148,000,000)	(1,770,000,000)	(1,908,000,000)	624,000,000	664,000,000	941,000,000	1,076,000,000	874,000,000	844,000,000		(205,000,000)	1,705,000,000	(535,000,000)
Income/(loss) before extraordinary gain	17,370,000,000	11,652,000,000	3,699,000,000	1,728,000,000	(335,000,000)	703,000,000	6,639,000,000	6,899,000,000	(1,175,000,000)	2,872,000,000	(1,793,000,000)	957,000,000	2,084,000,000	1,271,000,000	1,439,000,000	0	0	0	1,079,000,000	1,226,000,000	1,767,000,000	1,710,000,000	1,430,000,000	1,357,000,000		1,258,000,000	2,954,000,000	(1,349,000,000)
Extraordinary gain	0	76,000,000	1,906,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0		0	76,000,000	1,906,000,000
Net income/(loss)				1,728,000,000	(335,000,000)	703,000,000	6,639,000,000	6,899,000,000	(1,175,000,000)	2,872,000,000	(1,793,000,000)	957,000,000	2,084,000,000	1,271,000,000	1,439,000,000	0	0	0	1,079,000,000	1,226,000,000	1,767,000,000	1,710,000,000	1,430,000,000	1,357,000,000		1,258,000,000	3,030,000,000	557,000,000
Average common equity	161,520,000,000	145,903,000,000	129,116,000,000	24,600,000,000	22,457,000,000	16,070,000,000	40,000,000,000	33,000,000,000	26,098,000,000	18,400,000,000	17,543,000,000	17,267,000,000	8,000,000,000	8,000,000,000	7,251,000,000	0	0	0	6,500,000,000	5,000,000,000	3,751,000,000	6,500,000,000	7,000,000,000	5,645,000,000		57,520,000,000	52,903,000,000	53,034,000,000
Average assets	2,053,251,000,000	2,024,201,000,000	1,791,617,000,000	314,046,000,000	344,727,000,000	243,792,000,000	731,801,000,000	699,039,000,000	832,729,000,000	213,041,000,000	255,519,000,000	234,361,000,000	133,654,000,000	135,408,000,000	114,299,000,000	0	(82,233,000,000)	(76,904,000,000)	42,494,000,000	35,963,000,000	54,563,000,000	65,056,000,000	60,249,000,000	65,550,000,000		553,159,000,000	575,529,000,000	323,227,000,000
Return on average equity	0.10	0.06	0.04	0.07	(0.01)	0.04	0.17	0.21	(0.05)	0.16	(0.10)	0.06	0.26	0.16	0.20	0	0	0	0.17	0.25	0.47	0.26	0.20	0.24		0	0	0
Overhead ratio	0.60	0.52	0.65	0.58	0.52	0.51	0.66	0.55	1.12	0.35	0.29	0.34	0.36	0.38	0.41	0.00	0.00	0.00	0.76	0.72	0.64	0.68	0.69	0.70		0.00	0.00	0.00
Noninterest revenue	51,693,000,000	49,282,000,000	28,473,000,000
Net interest income	51,001,000,000	51,152,000,000	38,779,000,000
Total net revenue	102,694,000,000	100,434,000,000	67,252,000,000
Provision for credit losses	16,639,000,000	32,015,000,000	20,979,000,000
Income tax expense/(benefit)	7,489,000,000	4,415,000,000	(926,000,000)
Net income	17,370,000,000	11,728,000,000	5,605,000,000
Merger costs attributed to the business segments [Abstract]
Merger costs				0	228,000,000	90,000,000	0	27,000,000	183,000,000	0	40,000,000	20,000,000	0	6,000,000	4,000,000				0	11,000,000	0	0	6,000,000	3,000,000		0	163,000,000	132,000,000
Business Segments Details (Textuals) [Abstract]
Provision for credit losses - accounting conformity	0	0	1,534,000,000																									1,534,000,000
Credit card loans transferred to a securitization trust																										5,800,000,000
Incremental provision for credit losses due to credit card loans transferred to a securitization trust																									400,000,000
Segment Managed Results Securitization Adjustment [Abstract]
Noninterest revenue	0	(1,494,000,000)	(3,333,000,000)
Net interest income	0	7,937,000,000	6,945,000,000
Provision for credit losses	0	6,443,000,000	3,612,000,000
Average assets	0	82,233,000,000	76,904,000,000
Segment Managed Results Tax Equivalent Adjustment [Abstract]
Noninterest revenue	1,745,000,000	1,440,000,000	1,329,000,000
Net interest income	403,000,000	330,000,000	579,000,000
Income tax expense	2,148,000,000	1,770,000,000	1,908,000,000
Business Segments (Textuals) [Abstract]
Total purchase price																													$ 1,941,000,000